Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 184	$ 71	$ 231
Remaining cost expected to be incurred for existing restructuring plans	14
Commercial Vehicles [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	102
Construction Equipment Segment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	39
Agriculture Equipment [Member]
Restructuring Cost And Reserve [Line Items]
Restructuring expenses	$ 43
Agriculture Equipment [Member] | CHINA
Restructuring Cost And Reserve [Line Items]
Joint venture ownership percentage	60.00%